Note 17 - Subsequent Events (Details Textual)	Mar. 01, 2019 CAD ($)	Jan. 03, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period			$ 1.19	$ 1.39	$ 1.29	$ 1.65
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.90
Consultant, officers, and directors [member] | Major stock option transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		425,000
Fair value exercise price of share options granted in share-based payment arrangment		$ 0.84